Corporate information - Narrative (Details) R$ in Thousands				12 Months Ended
	Nov. 16, 2023 BRL (R$) item	May 05, 2023 BRL (R$) item	Sep. 02, 2020 company Center state	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Corporate information
Number of campuses in which the company operates | company			8
Number of states in which the company operates | state			3
Number of learning centers | Center			2,499
Amount of changes in equity				R$ (8,319)	R$ (8,694)	R$ 12,857
Loan amount				R$ 1,000
Bonds Maturing Between May 2025 and May 2028
Corporate information
Loan amount		R$ 190,000
Number of bonds issued | item		190,000
Bonds Maturing Between November 2028 and November 2030
Corporate information
Loan amount	R$ 500,000
Number of bonds issued | item	500,000